                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Brightpoint Capital Advisors, LLC
Address:    1001 Brickell Bay Drive
            27th Floor
            Miami, Florida 33131


Form 13F File Number: 28-12263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Richard H. Siegel
Title:      General Counsel
Phone:      305-379-2322

Signature, Place and Date of Signing:

  /s/ RICHARD H. SIEGEL          MIAMI, FLORIDA          NOVEMBER 14, 2007
-------------------------     -------------------    -----------------------
        [Signature]               [City, State]              [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          62

Form 13F Information Table Value Total:          647,738 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                        BRIGHTPOINT CAPITAL PARTNERS LP
                                    FORM 13F
                               SEPTEMBER 30, 2007
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



                                                                                                               VOTING AUTHORITY
                                                                                                           ------------------------
                               TITLE OF              VALUE       SHARES/     SH/ PUT/  INVSTMT   OTHER
NAME OF ISSUER                 CLASS     CUSIP       (X$1000)    PRN AMT     PRN CALL  DSCRETN   MANAGERS   SOLE     SHARED   NONE
------------------------------ --------  ---------   --------   --------     --- ----  -------   --------  -------- -------- ------


Accuride Corp                     COM     004398103     5085    419,900.00   SH           Sole            419,900.00
Advance Auto Parts Inc Com        COM     00751Y106    16008    477,000.00   SH           Sole            477,000.00
Advocat Inc Com                   COM     007586100     3099    283,300.00   SH           Sole            283,300.00
Allot Communication Shs           COM     M0854Q105     4590    765,000.00   SH           Sole            765,000.00
Alloy Inc New Com                 COM     019855303     7615    811,000.00   SH           Sole            811,000.00
Americas Car Mart Inc             COM     03062T105     4237    374,600.00   SH           Sole            374,600.00
Amtrust Financial Svs             COM     032359309     6644    438,000.00   SH           Sole            438,000.00
Atmel Corp                        COM     049513104    17805  3,450,500.00   SH           Sole          3,450,500.00
BWAY Holding Company              COM     12429T104     3624    325,000.00   SH           Sole            325,000.00
Barnes & Noble Inc Com            COM     067774109    19569    555,000.00   SH           Sole            555,000.00
Broadridge Financial Solutions    COM     11133T103    11844    625,000.00   SH           Sole            625,000.00
Carrols Restaurant Group          COM     14574X104     5774    515,500.00   SH           Sole            515,500.00
Cenveo Inc                        COM     15670S105     6690    309,300.00   SH           Sole            309,300.00
Citadel Broadcasting Corporation  COM     17285T106     6739  1,620,000.00   SH           Sole          1,620,000.00
Clean Harbors Inc                 COM     184496107     8054    180,900.00   SH           Sole            180,900.00
Covanta Holding Corp Com          COM     22282E102     3966    161,800.00   SH           Sole            161,800.00
Covidien Ltd                      COM     G2552X108    17720    427,000.00   SH           Sole            427,000.00
Discovery Holding Co              COM     25468Y107    26297    911,500.00   SH           Sole            911,500.00
Eagle Materials Inc               COM     26969P108     5290    148,000.00   SH           Sole            148,000.00
Energy Partners Ltd               COM     29270U105     7494    510,500.00   SH           Sole            510,500.00
Fair, Isaac and Company Inc.      COM     303250104     3347     92,700.00   SH           Sole             92,700.00
Fiserv Inc                        COM     337738108    11291    222,000.00   SH           Sole            222,000.00
GP Strategies Corp                COM     36225v104     6182    556,900.00   SH           Sole            556,900.00
General Communication CL A        COM     369385109    15003  1,235,800.00   SH           Sole          1,235,800.00
Getty Images Inc                  COM     374276103    10440    375,000.00   SH           Sole            375,000.00
Gevity HR, Inc                    COM     374393106     4551    444,000.00   SH           Sole            444,000.00
Grupo Aeroportuario Del Pacific   COM     400506101     6825    125,000.00   SH           Sole            125,000.00
Grupo Aeroportuario del Surest    COM     40051E202     7393    149,000.00   SH           Sole            149,000.00
Harte-Hanks Inc                   COM     416196103     1456     74,000.00   SH           Sole             74,000.00
Helix Energy Solutions Group      COM     42330P107    11676    275,000.00   SH           Sole            275,000.00
Horizon Lines Inc                 COM     44044k101    17588    576,100.00   SH           Sole            576,100.00
Information Services Group Inc    COM     45675Y104      287     37,500.00   SH           Sole             37,500.00
Information Services Group, In    COM     45675y203     6251    766,100.00   SH           Sole            766,100.00
Interpublic Group of Cos          COM     460690100    10795  1,040,000.00   SH           Sole          1,040,000.00
LSI Corp                          COM     502161102     9757  1,315,000.00   SH           Sole          1,315,000.00
Labopharm Inc                     COM     504905100     1120    663,000.00   SH           Sole            663,000.00
Lancaster Colony Corp             COM     513847103    32444    850,000.00   SH           Sole            850,000.00
Lawson Software Inc               COM     52078P102     5906    590,000.00   SH           Sole            590,000.00
Liberty Media Capital             COM     53071M302    21845    175,000.00   SH           Sole            175,000.00
Lions Gate Entertainment Corp     COM     535919203     5894    571,700.00   SH           Sole            571,700.00
M & F Worldwide Corp              COM     552541104    30004    597,800.00   SH           Sole            597,800.00
MSC Software Corp                 COM     553531104    12258    900,000.00   SH           Sole            900,000.00
Merge Technologies Inc            COM     589981109     7044  1,601,000.00   SH           Sole          1,601,000.00
Mylan Laboratories Inc            COM     628530107    26733  1,675,000.00   SH           Sole          1,675,000.00
National Fuel Gas                 COM     636180101    32332    690,700.00   SH           Sole            690,700.00
Newpark Res Inc PAR $.01NEW       COM     651718504     5762  1,075,000.00   SH           Sole          1,075,000.00
Office Depot Inc                  COM     676220106     7423    360,000.00   SH           Sole            360,000.00
On Assignment, Inc                COM     682159108     4022    430,600.00   SH           Sole            430,600.00
PHI Inc Non Vtg                   COM     69336T205     7671    254,500.00   SH           Sole            254,500.00
Polypore International Inc        COM     73179V103     7876    560,200.00   SH           Sole            560,200.00
QuikSilver, Inc                   COM     74838C106    18733  1,310,000.00   SH           Sole          1,310,000.00
Radio One Non Voting              COM     75040P405     2507    672,000.00   SH           Sole            672,000.00
SAIC Inc                          COM     78390X101    18275    952,300.00   SH           Sole            952,300.00
Sun-Times Media Group             COM     86688Q100     2057    906,000.00   SH           Sole            906,000.00
Syneron Medical Ltd Ord Shs       COM     M87245102    23297    985,500.00   SH           Sole            985,500.00
TNS, Inc.                         COM     872960109     6199    386,000.00   SH           Sole            386,000.00
Ternium S.A.                      COM     880890108     3611    115,000.00   SH           Sole            115,000.00
Transdigm Group Incorporated      COM     893641100     5485    120,000.00   SH           Sole            120,000.00
U S Physical Therapy              COM     90337L108     8102    547,400.00   SH           Sole            547,400.00
Viacom Inc                        COM     92553P201    11613    298,000.00   SH           Sole            298,000.00
Waste Services Inc                COM     941075202     8511    876,500.00   SH           Sole            876,500.00
Xerox Corp                        COM     984121103    20028  1,155,000.00   SH           Sole          1,155,000.00
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